UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or
Quarter Ended:

June 30, 2009



Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:

Name:    Beutel, Goodman & Company Ltd.
Address: 20 Eglinton Avenue West
         Suite 2000
         Toronto, Ontario
	 M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:   Michael James Gibson
Title:  Chief Financial Officer,
	Alternate Compliance Officer
Phone:  416-932-6337

Signature, Place, and Date of Signing:

_________________________________
[Signature]


Toronto, Ontario, Canada	July 22, 2009
[City, State] 			[Date]




Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this
reporting manager are reported in this report.)

[   ] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

<table>                                               Beutel, Goodman & Company Ltd.
                                                      Form 13F Information Table             Form 13F File Number
                 30-Jun-09                                                                     28 - 11939

                                                            Total     Shares Investment  Other        Voting Authority
Name of Issuer            Title of Class        CUSIP   (x $1000)            Discretion  Mgrs.       Sole  Shared      None
Bank of Nova Scotia       Common              64149107     231,752  6,204,749     Sole           5,111,398         1,093,351
Cameco Corp.              Common             13321L108     129,679  5,051,987     Sole           4,259,187           792,800
CIBC                      Common             136069101     321,388  6,407,329     Sole           5,337,784         1,069,545
CDN National Railway      Common             136375102     136,916  3,628,265     Sole           3,043,752           584,513
Encana                    Common             292505104     302,737  6,102,473     Sole           5,148,303           954,170
Kinross Gold Corp.        Common             496902404     161,816  8,873,089     Sole           7,439,289         1,433,800
Manulife Financial        Common             56501R106     241,380 13,898,091     Sole          11,705,621         2,192,470
Molson Coors Canada       ExchNonVot CLB     608711206     244,006  5,788,896     Sole           4,915,846           873,050
Rogers Communications     Class BNonVoting   775109200     120,716  4,693,351     Sole           3,924,125           769,226
Royal Bank CDA            Common             780087102     172,402  4,213,081     Sole           3,382,710           830,371
Sun Life Financial        Common             866796105     137,635  5,095,539     Sole           4,224,323           871,216
Talisman Energy Inc       Common             87425E103     201,858 14,042,981     Sole          11,593,052         2,449,929
Thomson Reuters Corp.     Common             884903105      93,876  3,223,922     Sole           2,673,972           549,950
Toronto Dominion Bank     Common             891160509     401,559  7,768,511     Sole           6,491,036         1,277,475

Total                                                    2,897,720





FORM 13F SUMMARY PAGE



Report Summary:  June 30, 2009

Number of Other Included Managers:
__None____

Form 13F Information Table Entry Total:
__14______

Form 13F Information Table Value Total:
__2,897,720 (thousands)____

List of Other Included Managers:
__None_____

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state
NONE and omit the column headings and
list entries.]



No. Form 13F File Number Name:
__28-11939_____



______________________________________
[Repeat as necessary.]